Segment information - Reconciliation of adjusted EBITDA (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Restructuring And Related Costs [Line Items]
Profit for the period	$ 52,691	$ 18,428	$ 76,919	$ 35,243
Add back income taxes	20,558	9,023	33,722	18,986
Profit before income taxes	73,249	27,451	110,641	54,229
Add back finance costs	28,475	17,147	37,420	41,355
Add back share of profit of joint ventures	(144)	(133)	(293)	(262)
Add back other finance income	(19,123)	(6,245)	(19,978)	(20,083)
Earnings before taxes and finance income/costs (operating result (EBIT))	82,457	38,220	127,790	75,239
Add back depreciation, amortization and impairment of intangible assets and property, plant and equipment	24,239	24,035	49,029	46,277
EBITDA	106,696	62,255	176,819	121,516
Add back restructuring (income)/expenses, net	(29,751)	319	(28,485)	722
Add back consulting fees related to Group strategy	151	810	1,035	1,049
Add back long term incentive plan	2,853	1,609	5,953	3,209
Add back other adjustments	1,055	(788)	1,525	199
Adjusted EBITDA	81,148	64,338	157,140	126,957
EPA enforcement action expense	$ 1,100	500	$ 1,100	1,400
Reimbursed reassessed real estate transfer tax		$ 1,500		$ 1,500